Finance receivables - Additional Information (Detail) - Wholesale and other dealer loans - Financing receivable	Mar. 31, 2015	Mar. 31, 2014
North America
Accounts, Notes, Loans and Financing Receivable [Line Items]
Percentage of assets	59.30%	57.10%
Europe
Accounts, Notes, Loans and Financing Receivable [Line Items]
Percentage of assets	9.50%	10.80%
Japan
Accounts, Notes, Loans and Financing Receivable [Line Items]
Percentage of assets	7.90%	8.90%
Asia
Accounts, Notes, Loans and Financing Receivable [Line Items]
Percentage of assets	12.80%	11.40%
Other Countries
Accounts, Notes, Loans and Financing Receivable [Line Items]
Percentage of assets	10.50%	11.80%